UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.      Name and address of issuer:

                        Kopp Funds, Inc.
                        7701 France Avenue S. Suite 500
                        Edina, Minnesota 55435


2.      The name of each series or class of securities for
which this Form is
filed (If the Form is being filed for all series and
classes of securities of
the issuer, check the box but do not list series or
classes):   [X]

3.      Investment Company Act File Number:
        811-8267

        Securities Act File Number:
        333-29687

4(a).   Last day of fiscal year for which this Form is
filed:

                                        September 30, 1998

4(b).   [  ] Check box if this Form is being filed late
(i.e., more than 90
calendar days after the end of the issuer's fiscal year).
(See Instruction
A.2.)           N/A

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   [  ] Check box if this is the last time the issuer
will be filing this
Form.           N/A

5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities sold
during the fiscal year
pursuant to section 24(f):
        $ 433,163,343
        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
        $ 51,578,984




        (iii)   Aggregate price of securities redeemed or
repurchased during any
prior fiscal year ending no earlier than October 11, 1995
that were not
previously used to reduce registration fees payable to
the Commission:
                                                        $          0
        (iv)    Total available redemption credits [add Items
5(ii) and 5(iii)]:
        $ 51,578,984
        (v)     Net sales - if Item 5(i) is greater than Item
5(iv) [subtract Item
5(iv) from Item 5(i)]:
        $381,584,359
        (vi)    Redemption credits available for use in
future years
                - if Item 5(i) is less than Item 5(iv)
[Subtract Item 5(iv) from
Item 5(i)]:
        $                0
        (vii)   Multiplier for determining registration fee
(See Instruction C.9):
        X           0.0278%
        (viii)Registration fee due [Multiply Item 5(v) by
Item 5(vii)] (enter "0"
if no fee is due):
        =  $106,080

6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : ___________.


7.      Interest due - if this Form is being filed more
than 90 days after the end
of the issuer's fiscal year (see Instruction D):
        +       $              N/A

8.      Total of the amount of the registration fee due
plus any interest due
[line 5(viii) plus line 7]:
        =       $ 106,080


9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:  December 9, 1998

                Method of Delivery:

                [X ]    Wire Transfer (CIK# 0001040566)

                [  ]    Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title) *     /s/ Kathleen S. Tillotson_
                                        Kathleen S. Tillotson,
Executive Vice
                                President and Secretary


Date    December 8, 1998

        *Please print the name and title of the signing officer below the signature.